Securities Act Registration No. 333-136185

Investment Company Act Registration No. 811-21934

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 11	☒
and/or REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 13	☒

(Check appropriate box or boxes.)

RiverNorth Funds

(Exact Name of Registrant as Specified in Charter)

325 N. LaSalle Street

Suite 645

Chicago, IL 60654

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (312) 832-1440

Patrick W. Galley

325 N. LaSalle Street

Suite 645

Chicago, IL 60654

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)

On pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)
☐	On [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, State of Ohio, on the 21st day of February, 2012.

RiverNorth Funds

By:	/s/ JoAnn M. Strasser
JoAnn M. Strasser
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Patrick W. Galley Patrick W. Galley*	President (Principal Executive Officer), & Trustee	February 21, 2012

Jonathan M. Mohrhardt Jonathan M. Mohrhardt*	Treasurer (Principal Financial and Accounting Officer)	February 21, 2012

Kevin Hinton Kevin Hinton*	Trustee	February 21, 2012

James G. Kelley Jim G. Kelley*	Trustee	February 21, 2012

John S. Oakes John S. Oakes*	Trustee	February 21, 2012

*By:	/s/ JoAnn M. Strasser JoAnn M. Strasser Attorney-in-Fact February 21, 2012

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase